Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Outstanding voting interest description	Controlling financial interest is ownership of a majority voting interest, and, therefore, as a general rule ownership by one reporting entity, directly or indirectly, of more than 50 percent of the outstanding voting shares of another entity is a condition pointing toward consolidation.
Allowance for doubtful accounts	$ 48,191
Tax benefits recognized percent of likelihood realized upon ultimate settlement	greater than fifty (50) percent
Deferred tax asset valuation allowance	$ 2,235,200
Tooling [Member] | Minimum [Member]
Property and equipment estimated useful life	3 years
Tooling [Member] | Maximum [Member]
Property and equipment estimated useful life	5 years
Computers and Vehicles [Member]
Property and equipment estimated useful life	5 years
Furniture and Equipment [Member] | Minimum [Member]
Property and equipment estimated useful life	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property and equipment estimated useful life	7 years
Product Sales [Member]
Percentage of reduction in revenue of product sales	0.50%
Spiral Toys Hong Kong Ltd [Member]
Asset deposit	$ 34,749